Financial instruments and risk management - Interest rate risk (Details) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
PJSC VTB Bank credit facility
Financial instruments and risk management
Interest rate basis	Central Bank of Russia Key Rate
PJSC VTB Bank credit facility | Central Bank of Russia key rate
Financial instruments and risk management
Interest rate spread	2.00%
Interest rate risk | PJSC VTB Bank credit facility
Financial instruments and risk management
Interest rate basis	Central Bank of Russia Key Rate
Interest rate risk | PJSC VTB Bank credit facility | Central Bank of Russia key rate
Financial instruments and risk management
Interest rate spread	2.00%
Interest rate risk | Increase of Central Bank of Russia Key Rate by 2 percentage points
Financial instruments and risk management
Percentage of increase in Central Bank of Russia Key Rate	2.00%
Decrease in net income due to reasonably possible increase in designated risk component	₽ (74,126)	₽ (83,755)
Decrease in equity due to reasonably possible increase in designated risk component	₽ (74,126)
Interest rate risk | Decrease of Central Bank of Russia Key Rate by 2 percentage points
Financial instruments and risk management
Percentage of decrease in Central Bank of Russia Key Rate	2.00%
Increase in net income due to reasonably possible increase in designated risk component	₽ 74,126
Increase in equity due to reasonably possible increase in designated risk component	₽ 74,126